Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

EDGE Agreements

The 2019 EDGE Agreement provided that FREYR Legacy shall pay EDGE a monthly retainer fee. See Note 11 — Shareholders’ Equity for further discussion on the warrant agreements between FREYR Legacy and EDGE. Furthermore, the FREYR Legacy agreed to make certain milestone payments to EDGE based on the closing of certain additional financing rounds as defined within the 2019 EDGE Agreement. The 2019 EDGE Agreement was superseded on September 1, 2020, by the 2020 EDGE Agreement which extended the term of the 2019 EDGE agreement to December 31, 2021 and set forth the new terms and conditions governing EDGE’s engagement with FREYR Legacy. On January 18, 2021, the board resolved to terminate the 2020 EDGE Agreement and enter into an employment contract with the continuing CEO and a consulting contract with the prior Chief Commercial Officer, subject to the closing of the Business Combination. See below for further detail on the consulting agreement with the prior Chief Commercial Officer.

The expenses incurred in relation to the consulting services provided for the years ended December 31, 2021 and 2020 were $4.3 million and $0.6 million, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss. The unpaid amount of nil and less than $0.1 million was recognized in accounts payable and accrued liabilities — related party as of December 31, 2021 and 2020, respectively.

Consulting Agreement

Concurrent with the consummation of the Business Combination, we agreed to a consulting agreement with the prior Chief Commercial Officer and current member of the board of directors. Per the consulting agreement, the consultant will provide services related to scaling sustainable energy storage, as well as any other services requested by us, for a term of three years. During this term, we will pay the consultant an annual fee of $0.4 million. Per the agreement, the consultant is also entitled to participate in our benefit plans made available to our senior executives. The expenses incurred for consulting services for the years ended December 31, 2021 and 2020 were $0.2 million and nil, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss. The unpaid amount of less than $0.1 million and nil was recognized in accounts payable and accrued liabilities — related party as of December 31, 2021 and 2020, respectively.

Metier

In 2020, we entered into a framework agreement with Metier OEC, which provides primarily project management and administrative consulting services. The CEO of Metier OEC is the brother of our current Executive Vice President Projects. The expenses incurred for consulting services for the years ended December 31, 2021 and 2020 were $4.7 million and $0.9 million, respectively. These expenses are recognized as general and administrative expenses within the consolidated statements of operations and comprehensive loss. The unpaid amount of $0.3 million and $0.3 million was recognized in accounts payable and accrued liabilities — related party as of December 31, 2021 and 2020, respectively.

Equity Method Investment

We hold a 50% common stock ownership in FREYR Battery KSP JV, LLC that is accounted for under the equity method. FREYR along with Koch Strategic Platforms, who also holds 50% common stock ownership, formed FREYR Battery KSP JV, LLC in October 2021 to advance the development of clean battery cell manufacturing in the United States. As part of this agreement, both parties agreed to contribute $3.0 million for the initial costs related to developing the first gigafactory to project concept selection. Project concept selection remains under development as of December 31, 2021. The initial capital contributions by both parties were made in January 2022. For the period from inception to December 31, 2021, FREYR Battery KSP JV, LLC reported a net loss of $0.1 million.

Convertible Debt

During the year ended December 31, 2020, we issued 2020 Convertible Notes to two related parties. See Note 9 — Fair Value Measurement for further discussion.